22. EXPENSES BY NATURE (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of disaggregation of revenue from contracts with customers [line items]
Expenses by Nature	R$ (15,827,089)	R$ (14,855,170)	R$ (13,640,622)
Cost of sales and/or services	(13,596,141)	(12,640,042)	(11,740,101)
Selling expenses	(1,815,107)	(1,696,896)	(1,430,189)
General and administrative expenses	(415,841)	(518,232)	(470,332)
Raw materials and inputs
Disclosure of disaggregation of revenue from contracts with customers [line items]
Expenses by Nature	(5,404,801)	(4,518,718)	(4,858,070)
Labor cost
Disclosure of disaggregation of revenue from contracts with customers [line items]
Expenses by Nature	(2,400,579)	(2,482,111)	(1,887,735)
Supplies
Disclosure of disaggregation of revenue from contracts with customers [line items]
Expenses by Nature	(1,451,437)	(1,384,437)	(1,095,576)
Maintenance cost (services and materials)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Expenses by Nature	(1,145,974)	(1,203,294)	(1,069,404)
Outsourcing services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Expenses by Nature	(3,424,439)	(3,492,520)	(3,284,238)
Depreciation, amortization and depletion
Disclosure of disaggregation of revenue from contracts with customers [line items]
Expenses by Nature	(1,408,765)	(1,278,816)	(1,130,869)
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Expenses by Nature	R$ (591,094)	R$ (495,274)	R$ (314,730)